UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-4108


                          Oppenheimer Main Street Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  June 30, 2003 / Unaudited
--------------------------------------------------------------------------------

                                                   Market Value
                                       Shares        See Note 1
----------------------------------------------------------------
 Common Stocks--97.8%
----------------------------------------------------------------
 Consumer Discretionary--12.9%
----------------------------------------------------------------
 Auto Components--0.3%
 Aftermarket Technology Corp. 1         7,500   $        78,825
----------------------------------------------------------------
 American Axle & Manufacturing
 Holdings, Inc. 1                       3,000            71,700
----------------------------------------------------------------
 ArvinMeritor, Inc.                     7,500           151,350
----------------------------------------------------------------
 Dana Corp.                            93,900         1,085,484
----------------------------------------------------------------
 Gentex Corp. 1                         9,200           281,612
----------------------------------------------------------------
 Johnson Controls, Inc.                17,000         1,455,200
                                                ----------------
                                                      3,124,171

----------------------------------------------------------------
 Automobiles--0.9%
 Ford Motor Co.                       586,615         6,446,899
----------------------------------------------------------------
 Harley-Davidson, Inc.                 85,300         3,400,058
                                                ----------------
                                                      9,846,957

----------------------------------------------------------------
 Hotels, Restaurants & Leisure--1.2%
 Applebee's International, Inc.        18,000           565,740
----------------------------------------------------------------
 Brinker International, Inc. 1         55,200         1,988,304
----------------------------------------------------------------
 CBRL Group, Inc.                       7,200           279,792
----------------------------------------------------------------
 CEC Entertainment, Inc. 1             16,300           601,959
----------------------------------------------------------------
 Choice Hotels International, Inc. 1    2,800            76,468
----------------------------------------------------------------
 Darden Restaurants, Inc.              62,100         1,178,658
----------------------------------------------------------------
 GTech Holdings Corp. 1                 6,000           225,900
----------------------------------------------------------------
 Outback Steakhouse, Inc.              24,700           963,300
----------------------------------------------------------------
 P.F. Chang's China Bistro, Inc. 1     22,500         1,107,225
----------------------------------------------------------------
 Panera Bread Co., Cl. A 1             26,300         1,052,000
----------------------------------------------------------------
 Rare Hospitality International,
 Inc. 1                                   400            13,072
----------------------------------------------------------------
 Ruby Tuesday, Inc.                    62,600         1,548,098
----------------------------------------------------------------
 Ryan's Family Steak Houses, Inc. 1    10,250           143,500
----------------------------------------------------------------
 Station Casinos, Inc. 1               14,600           368,650
----------------------------------------------------------------
 Wendy's International, Inc.           37,500         1,086,375
----------------------------------------------------------------
 Yum! Brands, Inc. 1                   58,000         1,714,480
                                                ----------------
                                                     12,913,521

----------------------------------------------------------------
 Household Durables--1.6%
 Beazer Homes USA, Inc. 1              21,800         1,820,300
----------------------------------------------------------------
 Centex Corp.                          20,300         1,579,137
----------------------------------------------------------------
 D.R. Horton, Inc.                     25,700           722,170
----------------------------------------------------------------
 Harman International Industries, Inc.  2,800           221,592
----------------------------------------------------------------
 Hovnanian Enterprises, Inc., Cl. A 1  27,400         1,615,230
----------------------------------------------------------------
 KB Home                               50,000         3,099,000
----------------------------------------------------------------
 Lennar Corp.                          20,600         1,472,900
----------------------------------------------------------------
 Lennar Corp., Cl. B                    4,580           314,646
----------------------------------------------------------------
 M.D.C. Holdings, Inc.                  2,430           117,320
----------------------------------------------------------------
 Meritage Corp. 1                       5,300           261,078
----------------------------------------------------------------
 Newell Rubbermaid, Inc.               50,100         1,402,800


                                                   Market Value
                                       Shares        See Note 1
----------------------------------------------------------------
 Household Durables Continued
 Pulte Homes, Inc.                     22,444   $     1,383,897
----------------------------------------------------------------
 Ryland Group, Inc. (The)              42,200         2,928,680
----------------------------------------------------------------
 Standard Pacific Corp.                20,000           663,200
----------------------------------------------------------------
 Whirlpool Corp.                        5,300           337,610
                                                ----------------
                                                     17,939,560

----------------------------------------------------------------
 Leisure Equipment & Products--0.8%
 Action Performance Cos., Inc.         29,900           568,100
----------------------------------------------------------------
 Eastman Kodak Co.                     35,700           976,395
----------------------------------------------------------------
 Hasbro, Inc.                         116,200         2,032,338
----------------------------------------------------------------
 Marvel Enterprises, Inc. 1            35,500           678,050
----------------------------------------------------------------
 Mattel, Inc.                         217,400         4,113,208
----------------------------------------------------------------
 Nautilus Group, Inc. (The)             3,400            42,160
----------------------------------------------------------------
 Polaris Industries, Inc.               2,400           147,360
                                                ----------------
                                                      8,557,611

----------------------------------------------------------------
 Media--2.2%
 AOL Time Warner, Inc. 1              607,200         9,769,848
----------------------------------------------------------------
 Cablevision Systems New York
 Group, Cl. A 1                        17,900           371,604
----------------------------------------------------------------
 Comcast Corp., Cl. A 1                82,915         2,502,375
----------------------------------------------------------------
 Dow Jones & Co., Inc.                 14,700           632,541
----------------------------------------------------------------
 E.W. Scripps Co. (The), Cl. A          3,300           292,776
----------------------------------------------------------------
 Gannett Co., Inc.                      4,200           322,602
----------------------------------------------------------------
 Knight-Ridder, Inc.                   14,400           992,592
----------------------------------------------------------------
 McGraw-Hill Cos., Inc. (The)          38,700         2,399,400
----------------------------------------------------------------
 New York Times Co., Cl. A             30,800         1,401,400
----------------------------------------------------------------
 Tribune Co.                           11,100           536,130
----------------------------------------------------------------
 Viacom, Inc., Cl. B 1                 63,730         2,782,452
----------------------------------------------------------------
 Walt Disney Co. (The)                 85,500         1,688,625
----------------------------------------------------------------
 Washington Post Co. (The), Cl. B         300           219,870
                                                ----------------
                                                     23,912,215

----------------------------------------------------------------
 Multiline Retail--0.3%
 99 Cents Only Stores 1                 4,300           147,576
----------------------------------------------------------------
 Big Lots, Inc. 1                      21,200           318,848
----------------------------------------------------------------
 Dollar General Corp.                  61,900         1,130,294
----------------------------------------------------------------
 Dollar Tree Stores, Inc. 1            38,900         1,234,297
----------------------------------------------------------------
 Family Dollar Stores, Inc.            15,600           595,140
----------------------------------------------------------------
 Shopko Stores, Inc. 1                  1,900            24,700
                                                ----------------
                                                      3,450,855

----------------------------------------------------------------
 Specialty Retail--4.8%
 Abercrombie & Fitch Co., Cl. A 1      83,600         2,375,076
----------------------------------------------------------------
 Advance Auto Parts, Inc. 1            10,100           615,090
----------------------------------------------------------------
 AutoZone, Inc. 1                      46,000         3,494,620
----------------------------------------------------------------
 Bed Bath & Beyond, Inc. 1             31,300         1,214,753

                3 | OPPENHEIMER MAIN STREET FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   Market Value
                                       Shares        See Note 1
----------------------------------------------------------------
 Specialty Retail Continued
 Best Buy Co., Inc. 1                  76,900   $     3,377,448
----------------------------------------------------------------
 Chico's FAS, Inc. 1                   34,800           732,540
----------------------------------------------------------------
 Christopher & Banks Corp. 1           21,200           784,188
----------------------------------------------------------------
 Claire's Stores, Inc.                 11,200           284,032
----------------------------------------------------------------
 Deb Shops, Inc.                          300             5,640
----------------------------------------------------------------
 Gap, Inc. (The)                      312,400         5,860,624
----------------------------------------------------------------
 Home Depot, Inc.                     227,200         7,524,864
----------------------------------------------------------------
 Hot Topic, Inc. 1                     32,600           877,266
----------------------------------------------------------------
 Lowe's Cos., Inc.                    135,000         5,798,250
----------------------------------------------------------------
 Movie Gallery, Inc. 1                  2,300            42,435
----------------------------------------------------------------
 Pacific Sunwear of California,
 Inc. 1                                45,450         1,094,891
----------------------------------------------------------------
 Pier 1 Imports, Inc.                  63,918         1,303,927
----------------------------------------------------------------
 RadioShack Corp.                      74,500         1,960,095
----------------------------------------------------------------
 Regis Corp.                            1,900            55,195
----------------------------------------------------------------
 Ross Stores, Inc.                     61,100         2,611,414
----------------------------------------------------------------
 Sherwin-Williams Co.                  46,600         1,252,608
----------------------------------------------------------------
 Staples, Inc. 1                      163,600         3,002,060
----------------------------------------------------------------
 Talbots, Inc. (The)                   30,500           898,225
----------------------------------------------------------------
 TJX Cos., Inc. (The)                 287,400         5,414,616
----------------------------------------------------------------
 Weight Watchers International,
 Inc. 1                                19,300           877,957
----------------------------------------------------------------
 Williams-Sonoma, Inc. 1               46,800         1,366,560
                                                ----------------
                                                     52,824,374

----------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--0.8%
 Coach, Inc. 1                         54,600         2,715,804
----------------------------------------------------------------
 Columbia Sportswear Co. 1             10,800           555,228
----------------------------------------------------------------
 Kellwood Co.                           5,300           167,639
----------------------------------------------------------------
 Liz Claiborne, Inc.                   73,100         2,576,775
----------------------------------------------------------------
 Nike, Inc., Cl. B                     28,600         1,529,814
----------------------------------------------------------------
 Timberland Co., Cl. A 1               20,000         1,057,200
----------------------------------------------------------------
 Tommy Hilfiger Corp. 1                 3,600            33,264
                                                ----------------
                                                      8,635,724

----------------------------------------------------------------
 Consumer Staples--11.3%
----------------------------------------------------------------
 Beverages--2.5%
 Anheuser-Busch Cos., Inc.            139,300         7,111,265
----------------------------------------------------------------
 Coca-Cola Co. (The)                  212,500         9,862,125
----------------------------------------------------------------
 Coca-Cola Enterprises, Inc.           65,100         1,181,565
----------------------------------------------------------------
 PepsiCo, Inc.                        216,150         9,618,675
                                                ----------------
                                                     27,773,630

----------------------------------------------------------------
 Food & Staples Retailing--2.8%
 Albertson's, Inc.                    113,300         2,175,360
----------------------------------------------------------------
 CVS Corp.                            118,600         3,324,358
----------------------------------------------------------------
 Kroger Co. (The) 1                   174,100         2,903,988
----------------------------------------------------------------
 Wal-Mart Stores, Inc.                387,700        20,807,859
----------------------------------------------------------------
 Whole Foods Market, Inc. 1            16,900           803,257


                                                   Market Value
                                       Shares        See Note 1
----------------------------------------------------------------
 Food & Staples Retailing Continued
 Winn-Dixie Stores, Inc.               50,900   $       626,579
                                                ----------------
                                                     30,641,401

----------------------------------------------------------------
 Food Products--2.0%
 Campbell Soup Co.                    202,400         4,958,800
----------------------------------------------------------------
 ConAgra Foods, Inc.                  179,000         4,224,400
----------------------------------------------------------------
 Dean Foods Co. 1                      14,850           467,775
----------------------------------------------------------------
 Del Monte Foods Co. 1                  9,700            85,748
----------------------------------------------------------------
 Fresh Del Monte Produce, Inc.         19,600           503,524
----------------------------------------------------------------
 Hershey Foods Corp.                   46,700         3,253,122
----------------------------------------------------------------
 Kellogg Co.                           59,900         2,058,763
----------------------------------------------------------------
 Kraft Foods, Inc., Cl. A              67,200         2,187,360
----------------------------------------------------------------
 Sara Lee Corp.                        48,338           909,238
----------------------------------------------------------------
 Wm. Wrigley Jr. Co.                   65,000         3,654,950
                                                ----------------
                                                     22,303,680

----------------------------------------------------------------
 Household Products--2.6%
 Clorox Co. (The)                      43,800         1,868,070
----------------------------------------------------------------
 Colgate-Palmolive Co. 1              110,300         6,391,885
----------------------------------------------------------------
 Energizer Holdings, Inc. 1            29,700           932,580
----------------------------------------------------------------
 Procter & Gamble Corp. (The)         220,600        19,673,108
                                                ----------------
                                                     28,865,643

----------------------------------------------------------------
 Personal Products--0.6%
 Avon Products, Inc.                   20,900         1,299,980
----------------------------------------------------------------
 Estee Lauder Cos., Inc. (The),
 Cl. A                                 37,100         1,243,963
----------------------------------------------------------------
 Gillette Co.                         109,600         3,491,856
                                                ----------------
                                                      6,035,799

----------------------------------------------------------------
 Tobacco--0.8%
 Altria Group, Inc.                   188,300         8,556,352
----------------------------------------------------------------
 Energy--8.5%
----------------------------------------------------------------
 Energy Equipment & Services--0.0%
 Patterson-UTI Energy, Inc. 1           8,400           272,160
----------------------------------------------------------------
 Oil & Gas--8.5%
 Amerada Hess Corp.                    21,700         1,067,206
----------------------------------------------------------------
 Anadarko Petroleum Corp.             126,100         5,607,667
----------------------------------------------------------------
 Apache Corp.                          85,995         5,594,835
----------------------------------------------------------------
 Baytex Energy Ltd. 1                 104,800           875,422
----------------------------------------------------------------
 Brown (Tom), Inc. 1                   91,900         2,553,901
----------------------------------------------------------------
 Burlington Resources, Inc.            78,500         4,244,495
----------------------------------------------------------------
 Canadian Natural Resources Ltd.       85,000         3,362,465
----------------------------------------------------------------
 Chesapeake Energy Corp.              237,900         2,402,790
----------------------------------------------------------------
 ChevronTexaco Corp.                  109,150         7,880,630
----------------------------------------------------------------
 Cimarex Energy Co. 1                   4,039            95,926
----------------------------------------------------------------
 Compton Petroleum Corp. 1            194,500           841,700
----------------------------------------------------------------
 ConocoPhillips                        15,421           845,071

                4 | OPPENHEIMER MAIN STREET FUND/VA

                                                   Market Value
                                       Shares        See Note 1
----------------------------------------------------------------
 Oil & Gas Continued
 Devon Energy Corp.                    54,700   $     2,920,980
----------------------------------------------------------------
 Enbridge Energy Management LLC        20,406           930,922
----------------------------------------------------------------
 EOG Resources, Inc.                   65,400         2,736,336
----------------------------------------------------------------
 Esprit Exploration Ltd. 1            445,000           786,016
----------------------------------------------------------------
 Exxon Mobil Corp.                    823,116        29,558,096
----------------------------------------------------------------
 Frontier Oil Corp.                   142,200         2,161,440
----------------------------------------------------------------
 Marathon Oil Corp.                    49,900         1,314,865
----------------------------------------------------------------
 Murphy Oil Corp.                      24,500         1,288,700
----------------------------------------------------------------
 Newfield Exploration Co. 1            19,700           739,735
----------------------------------------------------------------
 Noble Energy, Inc.                    20,200           763,560
----------------------------------------------------------------
 Occidental Petroleum Corp.           113,900         3,821,345
----------------------------------------------------------------
 Paramount Energy Trust               100,596           636,707
----------------------------------------------------------------
 Paramount Resources Ltd.             152,700         1,039,540
----------------------------------------------------------------
 Pioneer Natural Resources Co. 1       33,400           871,740
----------------------------------------------------------------
 Pogo Producing Co.                    18,900           807,975
----------------------------------------------------------------
 Sunoco, Inc.                          19,300           728,382
----------------------------------------------------------------
 Talisman Energy, Inc.                 69,900         3,163,827
----------------------------------------------------------------
 Valero Energy Corp.                   27,500           999,075
----------------------------------------------------------------
 Western Gas Resources, Inc.            4,200           166,320
----------------------------------------------------------------
 XTO Energy, Inc.                      93,533         1,880,949
                                                ----------------
                                                     92,688,618

----------------------------------------------------------------
 Financials--21.0%
----------------------------------------------------------------
 Capital Markets--0.5%
 Mellon Financial Corp.               206,700         5,735,925
----------------------------------------------------------------
 Commercial Banks--9.2%
 AmSouth Bancorp                      104,300         2,277,912
----------------------------------------------------------------
 Bank of America Corp.                247,800        19,583,634
----------------------------------------------------------------
 Bank One Corp.                       243,100         9,038,458
----------------------------------------------------------------
 Banknorth Group, Inc.                  4,400           112,288
----------------------------------------------------------------
 Charter One Financial, Inc.           56,500         1,761,670
----------------------------------------------------------------
 Compass Bancshares, Inc.               8,900           310,877
----------------------------------------------------------------
 First Tennessee National Corp.        43,200         1,896,912
----------------------------------------------------------------
 FleetBoston Financial Corp.           34,700         1,030,937
----------------------------------------------------------------
 Golden West Financial Corp.           76,500         6,120,765
----------------------------------------------------------------
 Huntington Bancshares, Inc.           16,000           312,320
----------------------------------------------------------------
 Independence Community
 Bank Corp.                             5,800           163,676
----------------------------------------------------------------
 KeyCorp                              161,800         4,088,686
----------------------------------------------------------------
 M&T Bank Corp.                        12,000         1,010,640
----------------------------------------------------------------
 National City Corp.                  205,200         6,712,092
----------------------------------------------------------------
 New York Community Bancorp, Inc.      39,033         1,135,470
----------------------------------------------------------------
 North Fork Bancorp, Inc.              19,000           647,140
----------------------------------------------------------------
 Prosperity Bancshares, Inc.           82,900         1,595,825
----------------------------------------------------------------
 Regions Financial Corp.               29,900         1,010,022
----------------------------------------------------------------
 Roslyn Bancorp, Inc.                   7,400           159,026
----------------------------------------------------------------
 SouthTrust Corp.                      14,600           397,120


                                                   Market Value
                                       Shares        See Note 1
----------------------------------------------------------------
 Commercial Banks Continued
 SunTrust Banks, Inc.                  63,700   $     3,779,958
----------------------------------------------------------------
 U.S. Bancorp                         221,470         5,426,015
----------------------------------------------------------------
 Wachovia Corp.                       338,000        13,506,480
----------------------------------------------------------------
 Washington Mutual, Inc.              127,600         5,269,880
----------------------------------------------------------------
 Wells Fargo Co.                      280,000        14,112,000
                                                ----------------
                                                    101,459,803

----------------------------------------------------------------
 Diversified Financial Services--5.1%
 American Express Co.                  48,500         2,027,785
----------------------------------------------------------------
 Bear Stearns Cos., Inc. (The)         40,400         2,925,768
----------------------------------------------------------------
 Citigroup, Inc.                      602,388        25,782,206
----------------------------------------------------------------
 E*TRADE Group, Inc. 1                 24,500           208,250
----------------------------------------------------------------
 Household International, Inc.        116,900         3,696,828
----------------------------------------------------------------
 J.P. Morgan Chase & Co.              160,500         5,485,890
----------------------------------------------------------------
 MBNA Corp.                           224,200         4,672,328
----------------------------------------------------------------
 Moody's Corp.                         14,300           753,753
----------------------------------------------------------------
 Morgan Stanley                       104,500         4,467,375
----------------------------------------------------------------
 Principal Financial Group, Inc.
 (The)                                 99,000         3,192,750
----------------------------------------------------------------
 SLM Corp.                             70,500         2,761,485
                                                ----------------
                                                     55,974,418

----------------------------------------------------------------
 Insurance--4.1%
 AFLAC, Inc.                          129,900         3,994,425
----------------------------------------------------------------
 Allstate Corp.                       171,100         6,099,715
----------------------------------------------------------------
 AMBAC Financial Group, Inc.           25,900         1,715,875
----------------------------------------------------------------
 American International
 Group, Inc.                          202,640        11,181,675
----------------------------------------------------------------
 Brown & Brown, Inc.                    4,000           130,000
----------------------------------------------------------------
 Chubb Corp.                            1,400            84,000
----------------------------------------------------------------
 Fidelity National Financial, Inc.    124,672         3,834,911
----------------------------------------------------------------
 John Hancock Financial
 Services, Inc.                       112,300         3,450,979
----------------------------------------------------------------
 Loews Corp.                           35,600         1,683,524
----------------------------------------------------------------
 Marsh & McLennan Cos., Inc.           13,400           684,338
----------------------------------------------------------------
 MetLife, Inc.                         91,000         2,577,120
----------------------------------------------------------------
 Progressive Corp.                     78,400         5,731,040
----------------------------------------------------------------
 Prudential Financial, Inc.            38,300         1,288,795
----------------------------------------------------------------
 RenaissanceRe Holdings Ltd.           41,400         1,884,528
----------------------------------------------------------------
 Safeco Corp.                          16,000           564,480
----------------------------------------------------------------
 Travelers Property Casualty
 Corp., Cl. B                          15,541           245,081
                                                ----------------
                                                     45,150,486

----------------------------------------------------------------
 Thrifts & Mortgage Finance--2.1%
 Countrywide Financial Corp.           60,400         4,202,028
----------------------------------------------------------------
 Doral Financial Corp.                  6,150           274,598
----------------------------------------------------------------
 Fannie Mae                           185,100        12,483,144
----------------------------------------------------------------
 Freddie Mac                          112,200         5,696,394
                                                ----------------
                                                     22,656,164

                5 | OPPENHEIMER MAIN STREET FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   Market Value
                                       Shares        See Note 1
----------------------------------------------------------------
 Health Care--14.6%
----------------------------------------------------------------
 Biotechnology--0.8%
 Amgen, Inc. 1                        104,100   $     6,916,404
----------------------------------------------------------------
 Wyeth                                 35,700         1,626,135
                                                ----------------
                                                      8,542,539

----------------------------------------------------------------
 Health Care Equipment & Supplies--2.5%
 Applera Corp./Applied
 Biosystems Group                      14,500           275,935
----------------------------------------------------------------
 Bard (C.R.), Inc.                     17,600         1,255,056
----------------------------------------------------------------
 Bausch & Lomb, Inc.                   25,000           937,500
----------------------------------------------------------------
 Becton, Dickinson & Co.               89,900         3,492,615
----------------------------------------------------------------
 Bio-Rad Laboratories, Inc., Cl. A 1    4,500           249,075
----------------------------------------------------------------
 Biosite, Inc. 1                        5,400           259,740
----------------------------------------------------------------
 Boston Scientific Corp. 1             30,700         1,875,770
----------------------------------------------------------------
 Cooper Cos., Inc. (The)               15,200           528,504
----------------------------------------------------------------
 Edwards Lifesciences Corp. 1           7,700           247,478
----------------------------------------------------------------
 Guidant Corp.                         37,000         1,642,430
----------------------------------------------------------------
 Inamed Corp. 1                         1,600            85,904
----------------------------------------------------------------
 Medtronic, Inc.                      168,900         8,102,133
----------------------------------------------------------------
 ResMed, Inc. 1                         1,700            66,640
----------------------------------------------------------------
 St. Jude Medical, Inc. 1              42,200         2,426,500
----------------------------------------------------------------
 Steris Corp. 1                        20,300           468,727
----------------------------------------------------------------
 Stryker Corp. 1                       53,700         3,725,169
----------------------------------------------------------------
 VISX, Inc. 1                           5,300            91,955
----------------------------------------------------------------
 Zimmer Holdings, Inc. 1               38,000         1,711,900
                                                ----------------
                                                     27,443,031

----------------------------------------------------------------
 Health Care Providers & Services--2.8%
 Aetna, Inc.                           15,400           927,080
----------------------------------------------------------------
 AMERIGROUP Corp. 1                     2,000            74,400
----------------------------------------------------------------
 Apria Healthcare Group, Inc. 1        30,000           746,400
----------------------------------------------------------------
 Covance, Inc. 1                       43,400           785,540
----------------------------------------------------------------
 Coventry Health Care, Inc. 1          23,800         1,098,608
----------------------------------------------------------------
 DaVita, Inc. 1                        27,300           731,094
----------------------------------------------------------------
 eResearch Technology, Inc. 1           4,200            93,072
----------------------------------------------------------------
 Express Scripts, Inc. 1               21,500         1,468,880
----------------------------------------------------------------
 First Health Group Corp. 1            19,900           549,240
----------------------------------------------------------------
 HCA, Inc.                            193,200         6,190,128
----------------------------------------------------------------
 Health Management Assn., Inc.,
 Cl. A                                 20,600           380,070
----------------------------------------------------------------
 Health Net, Inc. 1                    38,600         1,271,870
----------------------------------------------------------------
 IMS Health, Inc.                      48,100           865,319
----------------------------------------------------------------
 Lincare Holdings, Inc. 1              61,300         1,931,563
----------------------------------------------------------------
 Mid Atlantic Medical
 Services, Inc. 1                      26,500         1,385,950
----------------------------------------------------------------
 Oxford Health Plans, Inc. 1          115,200         4,841,856
----------------------------------------------------------------
 PacifiCare Health Systems, Inc. 1      2,600           128,258
----------------------------------------------------------------
 Pediatrix Medical Group, Inc.1        36,300         1,294,095


                                                   Market Value
                                       Shares        See Note 1
----------------------------------------------------------------
 Health Care Providers & Services Continued
 Per-Se Technologies, Inc. 1            6,500   $        72,995
----------------------------------------------------------------
 Pharmaceutical Product
 Development, Inc. 1                    2,800            80,444
----------------------------------------------------------------
 Select Medical Corp. 1                 3,300            81,939
----------------------------------------------------------------
 Universal Health Services, Inc.,
 Cl. B 1                               12,300           487,326
----------------------------------------------------------------
 WellPoint Health Networks, Inc. 1     67,800         5,715,540
                                                ----------------
                                                     31,201,667

----------------------------------------------------------------
 Pharmaceuticals--8.5%
 Abbott Laboratories                  134,900         5,903,224
----------------------------------------------------------------
 Alpharma, Inc., Cl. A                  3,300            71,280
----------------------------------------------------------------
 American Pharmaceutical
 Partners, Inc. 1                      18,100           613,590
----------------------------------------------------------------
 Bristol-Myers Squibb Co.             348,700         9,467,205
----------------------------------------------------------------
 Eli Lilly & Co.                       70,900         4,889,973
----------------------------------------------------------------
 Forest Laboratories, Inc. 1           92,500         5,064,375
----------------------------------------------------------------
 Hi-Tech Pharmacal Co., Inc. 1          2,100            85,407
----------------------------------------------------------------
 Johnson & Johnson                    404,706        20,923,300
----------------------------------------------------------------
 Merck & Co., Inc.                    347,200        21,022,960
----------------------------------------------------------------
 Mylan Laboratories, Inc.              10,000           347,700
----------------------------------------------------------------
 Pfizer, Inc.                         667,400        22,791,710
----------------------------------------------------------------
 Pharmaceutical Resources, Inc. 1      29,500         1,435,470
----------------------------------------------------------------
 Schering-Plough Corp.                 13,600           252,960
                                                ----------------
                                                     92,869,154

----------------------------------------------------------------
 Industrials--7.6%
----------------------------------------------------------------
 Aerospace & Defense--0.7%
 General Dynamics Corp.                10,800           783,000
----------------------------------------------------------------
 Goodrich Corp.                        66,900         1,404,900
----------------------------------------------------------------
 United Technologies Corp.             81,700         5,786,811
                                                ----------------
                                                      7,974,711

----------------------------------------------------------------
 Air Freight & Logistics--0.8%
 Expeditors International of
 Washington, Inc.                      25,400           879,856
----------------------------------------------------------------
 FedEx Corp.                           45,400         2,816,162
----------------------------------------------------------------
 United Parcel Service, Inc., Cl. B    85,200         5,427,240
                                                ----------------
                                                      9,123,258

----------------------------------------------------------------
 Building Products--0.1%
 Masco Corp.                           35,500           846,675
----------------------------------------------------------------
 USG Corp. 1                            8,700           165,300
                                                ----------------
                                                      1,011,975

----------------------------------------------------------------
 Commercial Services & Supplies--1.0%
 Arbitron, Inc. 1                       2,400            85,680
----------------------------------------------------------------
 ChoicePoint, Inc. 1                   12,800           441,856
----------------------------------------------------------------
 Corinthian Colleges, Inc. 1           21,100         1,024,827

                6 | OPPENHEIMER MAIN STREET FUND/VA

                                                   Market Value
                                       Shares        See Note 1
----------------------------------------------------------------
 Commercial Services & Supplies Continued
 Deluxe Corp.                          43,100   $     1,930,880
----------------------------------------------------------------
 DeVry, Inc. 1                          5,200           121,108
----------------------------------------------------------------
 Donnelley (R.R.) & Sons Co.            5,200           135,928
----------------------------------------------------------------
 Equifax, Inc.                         12,800           332,800
----------------------------------------------------------------
 H&R Block, Inc.                      108,400         4,688,300
----------------------------------------------------------------
 ITT Educational Services, Inc. 1      33,700           985,725
----------------------------------------------------------------
 Monster Worldwide, Inc. 1             12,400           244,652
----------------------------------------------------------------
 Republic Services, Inc. 1             16,700           378,589
----------------------------------------------------------------
 Right Management Consultants, Inc. 1   1,775            22,454
----------------------------------------------------------------
 Valassis Communications, Inc. 1        8,400           216,048
                                                ----------------
                                                     10,608,847

----------------------------------------------------------------
 Electrical Equipment--0.2%
 American Power Conversion Corp. 1     17,100           266,589
----------------------------------------------------------------
 Emerson Electric Co.                  16,700           853,370
----------------------------------------------------------------
 Molex, Inc., Cl. A                    20,750           480,964
----------------------------------------------------------------
 Rockwell Automation, Inc.             12,600           300,384
                                                ----------------
                                                      1,901,307

----------------------------------------------------------------
 Industrial Conglomerates--3.4%
 3M Co.                                70,500         9,093,090
----------------------------------------------------------------
 Carlisle Cos., Inc.                    4,800           202,368
----------------------------------------------------------------
 General Electric Co.                 984,500        28,235,460
                                                ----------------
                                                     37,530,918

----------------------------------------------------------------
 Machinery--0.8%
 Briggs & Stratton Corp.                7,200           363,600
----------------------------------------------------------------
 Danaher Corp.                         43,600         2,966,980
----------------------------------------------------------------
 Deere & Co.                           36,700         1,677,190
----------------------------------------------------------------
 Eaton Corp.                            8,100           636,741
----------------------------------------------------------------
 Oshkosh Truck Corp.                    3,400           201,688
----------------------------------------------------------------
 Paccar, Inc.                          32,700         2,209,212
----------------------------------------------------------------
 Pall Corp.                            25,900           582,750
                                                ----------------
                                                      8,638,161

----------------------------------------------------------------
 Road & Rail--0.6%
 Burlington Northern Santa Fe Corp.    75,200         2,138,688
----------------------------------------------------------------
 C.H. Robinson Worldwide, Inc.          5,900           209,804
----------------------------------------------------------------
 CSX Corp.                             51,900         1,561,671
----------------------------------------------------------------
 Hunt (J.B.) Transport Services,
 Inc. 1                                15,600           588,900
----------------------------------------------------------------
 Norfolk Southern Corp.                95,600         1,835,520
----------------------------------------------------------------
 Ryder Systems, Inc.                   22,100           566,202
                                                ----------------
                                                      6,900,785

----------------------------------------------------------------
 Information Technology--15.4%
----------------------------------------------------------------
 Communications Equipment--2.2%
 ADTRAN, Inc. 1                        47,000         2,410,630
----------------------------------------------------------------
 Avocent Corp. 1                       11,500           344,195


                                                   Market Value
                                       Shares        See Note 1
----------------------------------------------------------------
 Communications Equipment Continued
 Cisco Systems, Inc. 1                850,400   $    14,193,176
----------------------------------------------------------------
 Foundry Networks, Inc. 1               9,200           132,480
----------------------------------------------------------------
 McDATA Corp., Cl. A 1                  9,400           137,898
----------------------------------------------------------------
 QUALCOMM, Inc.                       152,700         5,459,025
----------------------------------------------------------------
 UTStarcom, Inc. 1                     50,200         1,785,614
                                                ----------------
                                                     24,463,018

----------------------------------------------------------------
 Computers & Peripherals--3.3%
 Avid Technology, Inc. 1                2,300            80,661
----------------------------------------------------------------
 Dell Computer Corp. 1                405,700        12,966,172
----------------------------------------------------------------
 Imation Corp.                          6,800           257,176
----------------------------------------------------------------
 International Business Machines
 Corp.                                183,400        15,130,500
----------------------------------------------------------------
 Lexmark International, Inc.,
 Cl. A 1                               51,900         3,672,963
----------------------------------------------------------------
 Maxtor Corp. 1                        62,300           467,873
----------------------------------------------------------------
 Network Appliance, Inc. 1             82,400         1,335,704
----------------------------------------------------------------
 Seagate Technology International,
 Inc. (Escrow Shares) 1,2              31,000                --
----------------------------------------------------------------
 Storage Technology Corp. 1            33,700           867,438
----------------------------------------------------------------
 Western Digital Corp. 1              140,800         1,450,240
                                                ----------------
                                                     36,228,727

----------------------------------------------------------------
 Electronic Equipment & Instruments--0.1%
 Diebold, Inc.                          2,300            99,475
----------------------------------------------------------------
 FLIR Systems, Inc. 1                   2,400            72,360
----------------------------------------------------------------
 Waters Corp. 1                        19,300           562,209
                                                ----------------
                                                        734,044

----------------------------------------------------------------
 Internet Software & Services--0.4%
 Digital River, Inc. 1                 20,300           391,790
----------------------------------------------------------------
 InterActiveCorp 1                     88,400         3,497,988
----------------------------------------------------------------
 j2 Global Communications, Inc. 1       2,400           110,352
----------------------------------------------------------------
 United Online, Inc. 1                 21,500           544,810
                                                ----------------
                                                      4,544,940

----------------------------------------------------------------
 IT Services--1.1%
 CDW Corp. 1                           14,500           664,100
----------------------------------------------------------------
 Cognizant Technology Solutions
 Corp. 1                              102,000         2,484,720
----------------------------------------------------------------
 Convergys Corp. 1                     76,500         1,224,000
----------------------------------------------------------------
 Electronic Data Systems Corp.         50,000         1,072,500
----------------------------------------------------------------
 First Data Corp.                     133,300         5,523,952
----------------------------------------------------------------
 Sungard Data Systems, Inc. 1          41,700         1,080,447
                                                ----------------
                                                     12,049,719

----------------------------------------------------------------
 Office Electronics--0.2%
 Xerox Corp. 1                        189,700         2,008,923
----------------------------------------------------------------
 Zebra Technologies Corp., Cl. A 1      1,500           112,785
                                                ----------------
                                                      2,121,708

                7 | OPPENHEIMER MAIN STREET FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   Market Value
                                       Shares        See Note 1
----------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--2.8%
 Altera Corp. 1                       156,100   $     2,560,040
----------------------------------------------------------------
 Cree, Inc. 1                          25,200           410,256
----------------------------------------------------------------
 Genesis Microchip, Inc. 1             25,400           343,916
----------------------------------------------------------------
 Integrated Circuit Systems, Inc. 1    34,200         1,074,906
----------------------------------------------------------------
 Intel Corp.                          958,900        19,929,778
----------------------------------------------------------------
 National Semiconductor Corp. 1        86,400         1,703,808
----------------------------------------------------------------
 Power Integrations, Inc. 1             2,400            58,368
----------------------------------------------------------------
 QLogic Corp. 1                        33,300         1,609,389
----------------------------------------------------------------
 Silicon Laboratories, Inc. 1          16,800           447,552
----------------------------------------------------------------
 Texas Instruments, Inc.              112,600         1,981,760
                                                ----------------
                                                     30,119,773

----------------------------------------------------------------
 Software--5.3%
 Adobe Systems, Inc.                    5,000           160,350
----------------------------------------------------------------
 Amdocs Ltd. 1                        117,700         2,824,800
----------------------------------------------------------------
 Citrix Systems, Inc. 1                53,800         1,095,368
----------------------------------------------------------------
 Electronic Arts, Inc. 1               75,500         5,586,245
----------------------------------------------------------------
 FactSet Research Systems, Inc.        19,600           863,380
----------------------------------------------------------------
 Fair Isaac Corp.                      13,100           673,995
----------------------------------------------------------------
 Hyperion Solutions Corp. 1             4,800           162,048
----------------------------------------------------------------
 Microsoft Corp.                    1,257,100        32,194,331
----------------------------------------------------------------
 Oracle Corp. 1                       820,500         9,862,410
----------------------------------------------------------------
 Symantec Corp. 1                      16,200           710,532
----------------------------------------------------------------
 Synopsys, Inc. 1                       4,600           284,510
----------------------------------------------------------------
 Take-Two Interactive Software,
 Inc. 1                                65,700         1,861,938
----------------------------------------------------------------
 Veritas Software Corp. 1              74,000         2,121,580
                                                ----------------
                                                     58,401,487

----------------------------------------------------------------
 Materials--0.8%
----------------------------------------------------------------
 Chemicals--0.3%
 Cytec Industries, Inc. 1               1,700            57,460
----------------------------------------------------------------
 Dow Chemical Co.                      38,900         1,204,344
----------------------------------------------------------------
 Ecolab, Inc.                          29,600           757,760
----------------------------------------------------------------
 Georgia Gulf Corp.                       900            17,820
----------------------------------------------------------------
 Monsanto Co.                          44,200           956,488
----------------------------------------------------------------
 Praxair, Inc.                          3,400           204,340
----------------------------------------------------------------
 Sigma-Aldrich Corp.                    7,100           384,678
                                                ----------------
                                                      3,582,890

----------------------------------------------------------------
 Containers & Packaging--0.1%
 Sealed Air Corp. 1                    28,900         1,377,374
----------------------------------------------------------------
 Metals & Mining--0.4%
 Alcan, Inc.                           33,400         1,045,086
----------------------------------------------------------------
 Barrick Gold Corp.                    61,500         1,100,850
----------------------------------------------------------------
 Newmont Mining Corp.
 (Holding Co.)                         50,900         1,652,214
----------------------------------------------------------------
 Peabody Energy Corp.                   5,400           181,386
                                                ----------------
                                                      3,979,536


                                                   Market Value
                                       Shares        See Note 1
----------------------------------------------------------------
 Telecommunication Services--4.0%
----------------------------------------------------------------
 Diversified Telecommunication Services--3.5%
 Alltel Corp.                          22,700   $     1,094,594
----------------------------------------------------------------
 BellSouth Corp.                      300,300         7,996,989
----------------------------------------------------------------
 Citizens Communications Co. 1         66,000           850,740
----------------------------------------------------------------
 SBC Communications, Inc.             548,600        14,016,730
----------------------------------------------------------------
 Verizon Communications, Inc.         361,256        14,251,549
                                                ----------------
                                                     38,210,602

----------------------------------------------------------------
 Wireless Telecommunication Services--0.5%
 Nextel Communications, Inc.,
 Cl. A 1                              331,500         5,993,520
----------------------------------------------------------------
 Utilities--1.7%
----------------------------------------------------------------
 Electric Utilities--1.5%
 Allegheny Energy, Inc.                13,000           109,850
----------------------------------------------------------------
 Constellation Energy Group, Inc.      17,600           603,680
----------------------------------------------------------------
 Entergy Corp.                         18,000           950,040
----------------------------------------------------------------
 Exelon Corp.                          89,424         5,348,449
----------------------------------------------------------------
 FirstEnergy Corp.                     94,100         3,618,145
----------------------------------------------------------------
 FPL Group, Inc.                       20,700         1,383,795
----------------------------------------------------------------
 Progress Energy, Inc.                 19,800           869,220
----------------------------------------------------------------
 Progress Energy, Inc., Contingent
 Value Obligation 1,2                  32,000             3,360
----------------------------------------------------------------
 Southern Co.                          72,000         2,243,520
----------------------------------------------------------------
 Texas Genco Holdings, Inc.             1,330            30,923
----------------------------------------------------------------
 Wisconsin Energy Corp.                32,100           930,900
                                                ----------------
                                                     16,091,882
----------------------------------------------------------------
 Gas Utilities--0.0%
 Kinder Morgan Management LLC           2,872           107,585
----------------------------------------------------------------
 ONEOK, Inc.                           30,700           602,641
                                                ----------------
                                                        710,226

----------------------------------------------------------------
 Multi-Utilities & Unregulated Power--0.2%
 Equitable Resources, Inc.              8,700           354,438
----------------------------------------------------------------
 Questar Corp.                          1,800            60,246
----------------------------------------------------------------
 Williams Cos., Inc. (The)            202,800         1,602,120
                                                ----------------
                                                      2,016,804
                                                ----------------
 Total Common Stocks
 (Cost $1,001,187,609)                            1,073,691,670

----------------------------------------------------------------
 Preferred Stocks--0.0%
 Wachovia Corp., Dividend Equalization
 Preferred Shares (Cost $0)             6,000                90


                                        Units
----------------------------------------------------------------
 Rights, Warrants and Certificates--0.0%
 Dime Bancorp, Inc. Wts.,
 Exp. 1/2/101 (Cost $0)                31,900             4,785

                8 | OPPENHEIMER MAIN STREET FUND/VA

                                    Principal      Market Value
                                       Amount        See Note 1
----------------------------------------------------------------
 Joint Repurchase Agreements--2.3%

 Undivided interest of 86.74% in joint
 repurchase agreement (Principal
 Amount/Market Value $29,801,000,
 with a maturity value of $29,801,886)
 with Zions Bank/Capital Markets
 Group, 1.07%, dated 6/30/03, to be
 repurchased at $25,850,768 on 7/1/03,
 collateralized by U.S. Treasury Nts.,
 5.625%--7%, 2/15/06--7/15/06, with
 a value of $28,428,331 and U.S.
 Treasury Bonds, 1.625%, 3/31/05,
 with a value of $2,021,500
 (Cost $25,850,000)               $25,850,000   $    25,850,000

----------------------------------------------------------------
 Total Investments, at Value
 (Cost $1,027,037,609)                  100.1%    1,099,546,545
----------------------------------------------------------------
 Liabilities in Excess of Other
 Assets                                  (0.1)       (1,586,423)
                                   -----------------------------
 Net Assets                             100.0%  $ 1,097,960,122
                                   =============================


Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid--See Note 6 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.



                9 | OPPENHEIMER MAIN STREET FUND/VA

------------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
------------------------------------------------------------------------------------------------------------------------------------

 June 30, 2003
------------------------------------------------------------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $1,027,037,609)--see accompanying statement                                             $1,099,546,545
------------------------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                                           131
------------------------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                                                       1,401,925
 Interest and dividends                                                                                                   1,107,002
 Other                                                                                                                        3,701
                                                                                                                     ---------------
 Total assets                                                                                                         1,102,059,304

------------------------------------------------------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased                                                                                                    3,016,309
 Shares of beneficial interest redeemed                                                                                     995,775
 Shareholder reports                                                                                                         27,749
 Service plan fees                                                                                                           24,330
 Trustees' compensation                                                                                                       2,887
 Transfer and shareholder servicing agent fees                                                                                1,694
 Other                                                                                                                       30,438
                                                                                                                     ---------------
 Total liabilities                                                                                                        4,099,182

------------------------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                                          $1,097,960,122
                                                                                                                     ===============

------------------------------------------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                                                                          $       65,710
------------------------------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                                           1,379,309,766
------------------------------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                                                      5,425,075
------------------------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                                        (359,349,261)
------------------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign
 currencies                                                                                                              72,508,832
                                                                                                                     ---------------
 Net Assets                                                                                                          $1,097,960,122
                                                                                                                     ===============

------------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Non-Service shares:
 Net asset value, redemption price per share and offering price per share (based on net assets of
 $1,001,975,580 and 59,942,439 shares of beneficial interest outstanding)                                                    $16.72
------------------------------------------------------------------------------------------------------------------------------------
 Service shares:
 Net asset value, redemption price per share and offering price per share (based on net assets of
 $95,984,542 and 5,767,425 shares of beneficial interest outstanding)                                                        $16.64



 See accompanying Notes to Financial Statements.



                10 | OPPENHEIMER MAIN STREET FUND/VA

------------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
------------------------------------------------------------------------------------------------------------------------------------

 For the Six Months Ended June 30, 2003
------------------------------------------------------------------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of $27,295)                                                               $  8,859,133
------------------------------------------------------------------------------------------------------------------------------------
 Interest                                                                                                                   159,009
                                                                                                                       -------------
 Total investment income                                                                                                  9,018,142

------------------------------------------------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                                                          3,334,865
------------------------------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees-Service shares                                                                           84,119
------------------------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Non-Service shares                                                                                                           5,070
 Service shares                                                                                                               4,775
------------------------------------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                                                         41,192
------------------------------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                                      13,355
------------------------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                                                  8,289
------------------------------------------------------------------------------------------------------------------------------------
 Other                                                                                                                       31,730
                                                                                                                       -------------
 Total expenses                                                                                                           3,523,395
 Less reduction to custodian expenses                                                                                          (527)
                                                                                                                       -------------
 Net expenses                                                                                                             3,522,868

------------------------------------------------------------------------------------------------------------------------------------
 Net Investment Income                                                                                                    5,495,274

------------------------------------------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized loss on:
 Investments                                                                                                            (50,757,777)
 Foreign currency transactions                                                                                              (21,002)
                                                                                                                       -------------
 Net realized loss                                                                                                      (50,778,779)
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                                                                            143,059,829
 Translation of assets and liabilities denominated in foreign currencies                                                  1,073,439
                                                                                                                       -------------
 Net change in unrealized gain                                                                                          144,133,268

------------------------------------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                                                                  $ 98,849,763
                                                                                                                       =============



 See accompanying Notes to Financial Statements.



                11 | OPPENHEIMER MAIN STREET FUND/VA

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Six Months            Year
                                                                                                              Ended           Ended
                                                                                                      June 30, 2003    December 31,
                                                                                                        (Unaudited)            2002
------------------------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment income                                                                               $    5,495,274  $    9,734,475
------------------------------------------------------------------------------------------------------------------------------------
 Net realized loss                                                                                      (50,778,779)   (127,037,616)
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                                                   144,133,268    (101,668,854)
                                                                                                     -------------------------------
 Net increase (decrease) in net assets resulting from operations                                         98,849,763    (218,971,995)

------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Non-Service shares                                                                                      (9,176,729)     (7,425,251)
 Service shares                                                                                            (594,874)       (162,528)

------------------------------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase in net assets resulting from beneficial interest transactions:
 Non-Service shares                                                                                      29,470,337      34,464,855
 Service shares                                                                                          36,742,727      38,273,092

------------------------------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                                                              155,291,224    (153,821,827)
------------------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                                    942,668,898   1,096,490,725
                                                                                                     -------------------------------
 End of period [including undistributed net investment income of $5,425,075 and
 $9,701,404, respectively]                                                                           $1,097,960,122    $942,668,898
                                                                                                     ===============================



 See accompanying Notes to Financial Statements.




                12 | OPPENHEIMER MAIN STREET FUND/VA

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

                                                  Six Months                                                                  Year
                                                       Ended                                                                 Ended
                                               June 30, 2003                                                          December 31,
 Non-Service shares                              (Unaudited)          2002          2001          2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                $ 15.32       $ 18.99       $ 21.26       $ 24.63       $ 20.48      $ 20.58
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .09           .16           .13           .10           .11          .13
 Net realized and unrealized gain (loss)                1.47         (3.70)        (2.29)        (2.14)         4.29          .92
                                                      -----------------------------------------------------------------------------
 Total from investment operations                       1.56         (3.54)        (2.16)        (2.04)         4.40         1.05
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.16)         (.13)         (.11)         (.09)         (.09)        (.05)
 Distributions from net realized gain                     --            --            --         (1.24)         (.16)       (1.10)
                                                      -----------------------------------------------------------------------------
 Total dividends and/or distributions to shareholders   (.16)         (.13)         (.11)        (1.33)         (.25)       (1.15)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $16.72        $15.32        $18.99        $21.26        $24.63       $20.48
                                                      =============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                    10.35%       (18.80)%      (10.16)%       (8.78)%       21.71%        4.70%

-----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)         $1,001,976      $890,740    $1,074,945    $1,009,823      $555,311     $308,353
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $  912,141      $999,275    $1,028,913    $  809,662      $391,063     $234,306
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                  1.15%         0.94%         0.73%         0.69%         0.63%        0.74%
 Expenses, gross                                        0.70%         0.69%         0.73%         0.73%         0.78%        0.79% 3
 Expenses, net                                          0.70% 4       0.69% 4       0.73% 4       0.73%         0.78% 4      0.79%
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  47%           98%           69%           63%          118%          86%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.


See accompanying Notes to Financial Statements.



                13 | OPPENHEIMER MAIN STREET FUND/VA

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
------------------------------------------------------------------------------------------------------------------------------------

                                                                               Six Months                                     Year
                                                                                    Ended                                    Ended
                                                                            June 30, 2003                             December 31,
 Service shares                                                               (Unaudited)          2002          2001         2000 1
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                                             $ 15.26       $ 18.95       $ 21.24      $ 24.04
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                                .07           .13           .14          .02
 Net realized and unrealized gain (loss)                                             1.46         (3.70)        (2.32)       (2.82)
                                                                                  --------------------------------------------------
 Total investment operations                                                         1.53         (3.57)        (2.18)       (2.80)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                                (.15)         (.12)         (.11)          --
 Distributions from net realized gain                                                  --            --            --           --
                                                                                  --------------------------------------------------
 Total dividends and/or distributions to shareholders                                (.15)         (.12)         (.11)          --
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                    $16.64        $15.26        $18.95      $ 21.24
                                                                                  ==================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                                                 10.15%       (18.99)%      (10.27)%     (11.61)%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                                         $95,985       $51,929       $21,545      $ 1,698
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                                $69,551       $34,604       $10,306      $   543
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                                               0.87%         0.87%         0.66%         0.50%
 Expenses, gross                                                                     0.95%         0.84%         0.88%         0.88%
 Expenses, net                                                                       0.95% 4       0.84% 4       0.88% 4       0.88%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                               47%           98%           69%           63%



1. For the period from July 13, 2000 (inception of offering) to December 31,
2000.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.



                14 | OPPENHEIMER MAIN STREET FUND/VA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Main Street Fund/VA (the Fund), formerly Oppenheimer Main Street Growth & Income Fund/VA, is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

                15 | OPPENHEIMER MAIN STREET FUND/VA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 As of June 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $348,255,508. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended December 31, 2002, the Fund did not use carryforward to offset capital gains realized.

 As of December 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                                      Expiring
                              -------------------------
                              2008         $ 28,801,633
                              2009          140,898,750
                              2010          126,747,906
                                           ------------
                              Total        $296,448,289
                                           ============
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 was as follows:

                                   Six Months Ended               Year Ended
                                      June 30, 2003        December 31, 2002
          ------------------------------------------------------------------
          Distributions paid from:
          Ordinary income                $9,771,603               $7,587,779
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



                16 | OPPENHEIMER MAIN STREET FUND/VA

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                          Six Months Ended June 30, 2003       Year Ended December 31, 2002
                                                Shares            Amount           Shares            Amount
------------------------------------------------------------------------------------------------------------
 Non-Service shares
 Sold                                        8,305,051     $ 130,778,457       11,919,835     $ 204,743,555
 Dividends and/or distributions reinvested     639,048         9,176,729          383,139         7,425,251
 Redeemed                                   (7,127,799)     (110,484,849)     (10,772,337)     (177,703,951)
                                            ----------------------------------------------------------------
 Net increase                                1,816,300     $  29,470,337        1,530,637     $  34,464,855
                                            ================================================================

------------------------------------------------------------------------------------------------------------
 Service shares
 Sold                                        2,556,910     $  39,702,585        2,415,625     $  40,562,767
 Dividends and/or distributions reinvested      41,628           594,874            8,403           162,528
 Redeemed                                     (233,725)       (3,554,732)        (158,496)       (2,452,203)
                                            ----------------------------------------------------------------
 Net increase                                2,364,813     $  36,742,727        2,265,532     $  38,273,092
                                            ================================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2003, were $520,358,747 and $454,058,076, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund.
 The Fund pays OFS a $19.75 per account fee.
    Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund. For the six months ended June 30, 2003, expense under the Service Plan totaled $84,119.

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.



                17 | OPPENHEIMER MAIN STREET FUND/VA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 5. Foreign Currency Contracts Continued
 The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of June 30, 2003, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
 6. Illiquid Securities
 As of June 30, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2003 was $3,360, which represents 0.00% of the Fund's net assets.

--------------------------------------------------------------------------------
 7. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at June 30, 2003.

--------------------------------------------------------------------------------
 Portfolio Proxy Voting Policies and Procedures
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.



                18 | OPPENHEIMER MAIN STREET FUND/VA

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)